SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

        In October, 2015, the Company has completed a share exchange transaction with Baidu, Inc. ("Baidu"), pursuant to which Baidu has exchanged 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of Qunar Cayman Islands Limited ("Qunar") beneficially owned by Baidu prior to the consummation of the transaction in exchange for 11,488,381 newly-issued ordinary shares of the company. As a result of the transaction, Baidu will own ordinary shares of the Company representing approximately 25% of the Company's aggregate voting interest, and the Company will own ordinary shares of Qunar representing approximately 45% of Qunar's aggregate voting interest.

        In connection with the recent transaction with Baidu, the Company has agreed to issue a total of approximately 5 million ordinary shares to certain special purpose vehicles holding these shares solely for the benefit of Qunar employees. The issuance of such Ctrip shares to Qunar employees shall be conditional upon the surrender or forfeiture by such employees of any Qunar securities held by or granted to them. Such exchange includes issuing 4,205,436 ordinary shares of the Company in exchange for 69,607,223 Class B ordinary shares of Qunar beneficially owned by certain management and directors prior to such issuance. As a result of the aforementioned transactions, the Company shall be deemed to be a beneficial owner of ordinary shares of Qunar representing approximately 56% voting interest and will account for the transactions as business combination under U.S GAAP.

        On November 18, the Company also announced that it will change the ratio of its American depositary shares ("ADSs") to ordinary shares from four (4) ADSs representing one (1) ordinary share to eight (8) ADSs representing one (1) ordinary share, effective December 1, 2015. The earning per share of the Company for the periods presented in this financial statement has been retrospectively adjusted to reflect such effect.